UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-07917

 NAME OF REGISTRANT:                     Wilshire Variable Insurance
                                         Trust



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 1299 Ocean Avenue, Suite
                                         700
                                         Santa Monica, CA 90401-1085

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Jason Schwarz, President
                                         1299 Ocean Avenue, Suite
                                         700
                                         Santa Monica, CA 90401-1085

 REGISTRANT'S TELEPHONE NUMBER:          310-451-3051

 DATE OF FISCAL YEAR END:                12/31

 DATE OF REPORTING PERIOD:               07/01/2020 - 06/30/2021


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

Wilshire Global Allocation Fund
--------------------------------------------------------------------------------------------------------------------------
 WILSHIRE FUNDS, INC.                                                                        Agenda Number:  935294316
--------------------------------------------------------------------------------------------------------------------------
        Security:  971897509
    Meeting Type:  Special
    Meeting Date:  10-Dec-2020
          Ticker:  WLCGX
            ISIN:  US9718975090
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     To approve a new investment advisory                      Mgmt          No vote
       agreement with Wilshire Associates
       Incorporated.

3.     DIRECTOR
       Roger A. Formisano                                        Mgmt          No vote
       Edward Gubman                                             Mgmt          No vote
       Elizabeth Levy-Navarro                                    Mgmt          No vote
       Suanne K. Luhn                                            Mgmt          No vote
       Jason Schwarz                                             Mgmt          No vote
       George J. Zock                                            Mgmt          No vote

5.     To approve the conversion of the Large                    Mgmt          No vote
       Company Growth Portfolio's investment
       objective from fundamental to
       non-fundamental.

9.     To change Large Company Growth Portfolio's                Mgmt          No vote
       sub-classification under the Investment
       Company Act of 1940, as amended, from
       "diversified" to "non-diversified" and to
       eliminate the related fundamental
       investment restrictions.




--------------------------------------------------------------------------------------------------------------------------
 WILSHIRE FUNDS, INC.                                                                        Agenda Number:  935294328
--------------------------------------------------------------------------------------------------------------------------
        Security:  971897608
    Meeting Type:  Special
    Meeting Date:  10-Dec-2020
          Ticker:  WLCVX
            ISIN:  US9718976080
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     To approve a new investment advisory                      Mgmt          No vote
       agreement with Wilshire Associates
       Incorporated.

3.     DIRECTOR
       Roger A. Formisano                                        Mgmt          No vote
       Edward Gubman                                             Mgmt          No vote
       Elizabeth Levy-Navarro                                    Mgmt          No vote
       Suanne K. Luhn                                            Mgmt          No vote
       Jason Schwarz                                             Mgmt          No vote
       George J. Zock                                            Mgmt          No vote

6.     To approve the conversion of the Large                    Mgmt          No vote
       Company Value Portfolio's investment
       objective from fundamental to
       non-fundamental.




--------------------------------------------------------------------------------------------------------------------------
 WILSHIRE FUNDS, INC.                                                                        Agenda Number:  935294342
--------------------------------------------------------------------------------------------------------------------------
        Security:  971897806
    Meeting Type:  Special
    Meeting Date:  10-Dec-2020
          Ticker:  WSMVX
            ISIN:  US9718978060
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     To approve a new investment advisory                      Mgmt          No vote
       agreement with Wilshire Associates
       Incorporated.

3.     DIRECTOR
       Roger A. Formisano                                        Mgmt          No vote
       Edward Gubman                                             Mgmt          No vote
       Elizabeth Levy-Navarro                                    Mgmt          No vote
       Suanne K. Luhn                                            Mgmt          No vote
       Jason Schwarz                                             Mgmt          No vote
       George J. Zock                                            Mgmt          No vote

8.     To approve the conversion of the Small                    Mgmt          No vote
       Company Value Portfolio's investment
       objective from fundamental to
       non-fundamental.




--------------------------------------------------------------------------------------------------------------------------
 WILSHIRE FUNDS, INC.                                                                        Agenda Number:  935294330
--------------------------------------------------------------------------------------------------------------------------
        Security:  971897707
    Meeting Type:  Special
    Meeting Date:  10-Dec-2020
          Ticker:  WSMGX
            ISIN:  US9718977070
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     To approve a new investment advisory                      Mgmt          No vote
       agreement with Wilshire Associates
       Incorporated.

3.     DIRECTOR
       Roger A. Formisano                                        Mgmt          No vote
       Edward Gubman                                             Mgmt          No vote
       Elizabeth Levy-Navarro                                    Mgmt          No vote
       Suanne K. Luhn                                            Mgmt          No vote
       Jason Schwarz                                             Mgmt          No vote
       George J. Zock                                            Mgmt          No vote

7.     To approve the conversion of the Small                    Mgmt          No vote
       Company Growth Portfolio' Portfolio's
       investment objective from fundamental to
       non-fundamental. fundamental.




--------------------------------------------------------------------------------------------------------------------------
 WILSHIRE FUNDS, INC.                                                                        Agenda Number:  935294304
--------------------------------------------------------------------------------------------------------------------------
        Security:  971897764
    Meeting Type:  Special
    Meeting Date:  10-Dec-2020
          Ticker:  WIOPX
            ISIN:  US9718977641
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     To approve a new investment advisory                      Mgmt          No vote
       agreement with Wilshire Associates
       Incorporated.

3.     DIRECTOR
       Roger A. Formisano                                        Mgmt          No vote
       Edward Gubman                                             Mgmt          No vote
       Elizabeth Levy-Navarro                                    Mgmt          No vote
       Suanne K. Luhn                                            Mgmt          No vote
       Jason Schwarz                                             Mgmt          No vote
       George J. Zock                                            Mgmt          No vote




--------------------------------------------------------------------------------------------------------------------------
 WILSHIRE FUNDS, INC.                                                                        Agenda Number:  935294304
--------------------------------------------------------------------------------------------------------------------------
        Security:  971897814
    Meeting Type:  Special
    Meeting Date:  10-Dec-2020
          Ticker:  WLTTX
            ISIN:  US9718978144
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     To approve a new investment advisory                      Mgmt          No vote
       agreement with Wilshire Associates
       Incorporated.

3.     DIRECTOR
       Roger A. Formisano                                        Mgmt          No vote
       Edward Gubman                                             Mgmt          No vote
       Elizabeth Levy-Navarro                                    Mgmt          No vote
       Suanne K. Luhn                                            Mgmt          No vote
       Jason Schwarz                                             Mgmt          No vote
       George J. Zock                                            Mgmt          No vote



* Management position unknown

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SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Wilshire Variable Insurance Trust
By (Signature)       /s/ Jason Schwarz
Name                 Jason Schwarz
Title                President
Date                 08/25/2021